Long-Term Investments, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 24, 2023
Long-Term Investments, Net [Abstract]
Interest rate		51.00%	8.00%
Net carrying value		$ 159,413
Loss on sale		32,826
Cash consideration amount		186,800,000
Realized gain		139,200,000
Cash proceeds		184,900,000
Equity method investment		1,596,555
Interest income		203,632
Fair value	$ 2,443,593	$ 7,795,479
Closing price (in Dollars per share)	$ 2.46	$ 7.85
Unrealized loss	$ 5,330,652	$ 12,398,717